Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Summary of Activity for Discontinued Operations

The following table sets forth the summary of activity for discontinued operations for the years ended December 31, 2014, 2013, and 2012:

	For the year ended December 31,
	2014	2013	2012
Revenue from discontinued operations	$1	$3,151	$7,895

Operating (loss) income before taxes	$(86)	$(460)	$22
Income tax benefit (expense) from discontinued operations	34	184	(7)
Gain on disposal, before taxes	—	803	1,168
Income tax expense on disposal	—	(321)	(358)

(Loss) income from discontinued operations	$(52)	$206	$825